EMPLOYEE BENEFITS - Percentage of performance shares vesting (Details)	Jun. 30, 2020
Percentage performance shares versting:
% of performance shares vesting 25th percentile	0.00%
% of performance shares vesting, 25th to 50th percentile	0.25%
% of performance shares vesting, 50th to 75th percentile	0.75%
% of performance shares vesting, more than or equal to 75th percentile	1.00%